Interest income, Interest expense and Other Finance Costs - Interest income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest income, Interest expense and Other Finance Costs
Interest income from time deposits	$ 2,575,741	$ 3,428,321	$ 668,032
Other interest income	869,462	676,243	53,496
Total	$ 3,445,203	$ 4,104,564	$ 721,528